Borrowings - Narratives (Details) $ in Thousands, € in Millions, د.ك in Millions, R$ in Millions, R in Millions, ₦ in Billions, XOF in Billions									1 Months Ended																12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 BRL (R$)	Feb. 03, 2023 USD ($)	Feb. 03, 2023 BRL (R$)	Jan. 11, 2023 USD ($)	Jan. 11, 2023 NGN (₦)	Oct. 13, 2022 USD ($) tranche	May 31, 2022 USD ($) item	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 BRL (R$)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 NGN (₦)	May 31, 2023 USD ($)	May 31, 2023 NGN (₦)	May 31, 2023 ZAR (R)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 NGN (₦)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 NGN (₦)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 NGN (₦)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 NGN (₦)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2024	Dec. 31, 2023 NGN (₦)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 KWD (د.ك)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 XOF	Oct. 31, 2023 ZAR (R)	Jul. 31, 2023 USD ($)	May 31, 2023 NGN (₦)	Feb. 28, 2023 NGN (₦)	Jan. 31, 2023 NGN (₦)	Jan. 03, 2023 USD ($)	Jan. 03, 2023 NGN (₦)	Oct. 31, 2022 USD ($)	Oct. 13, 2022 BRL (R$)	Oct. 03, 2022 USD ($)	Oct. 03, 2022 BRL (R$)	May 31, 2022 ZAR (R)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 BRL (R$)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 BRL (R$)	May 31, 2021 USD ($)	May 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Apr. 19, 2020 USD ($)	Apr. 19, 2020 KWD (د.ك)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities																									$ 986,604	$ 1,263,272	$ 1,076,063
Repayments of borrowings, classified as financing activities																									689,940	506,504	653,504
Borrowings																									3,510,847	3,344,402	2,609,090																										$ 2,203,209
Maximum debt amount																									3,700,000	3,700,000	3,500,000
Interest paid																									299,029	234,567	$ 168,285
Undrawn borrowing facilities																									430,000
MTN telecom towers in South Africa
Disclosure of detailed information about borrowings [line items]
Number of Towers Acquired | item								5,691
Nigeria 2023 Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 181,000									$ 181,000														₦ 165.0		₦ 165.0	$ 136,600	₦ 124.5
Interest rate																							20.00%																20.00%
Proceeds from borrowings, classified as financing activities												$ 12,600	₦ 11.5				$ 16,500	₦ 15.0	$ 15,400	₦ 14.0			$ 136,600	₦ 124.5
Increase (decrease) in loan facility														12,600	₦ 11.5						$ 31,800	₦ 29.0
Borrowings																									181,000				₦ 165.0
Nigeria 2023 Term Loan | Minimum | Forecast
Disclosure of detailed information about borrowings [line items]
Interest rate																												18.00%
Nigeria 2023 Term Loan | Maximum | Forecast
Disclosure of detailed information about borrowings [line items]
Interest rate																												24.00%
Nigeria 2023 Term Loan | Nigerian MPR | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																												2.50%
Nigeria (2023) Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount																					60,300		$ 60,300															₦ 55.0	₦ 55.0	$ 48,300	₦ 44.0
Interest rate																							20.00%																20.00%
Increase (decrease) in loan facility																					$ 12,100	₦ 11.0
Borrowings																									0
Nigeria (2023) Revolving Credit Facility | Minimum | Forecast
Disclosure of detailed information about borrowings [line items]
Interest rate																												18.00%
Nigeria (2023) Revolving Credit Facility | Maximum | Forecast
Disclosure of detailed information about borrowings [line items]
Interest rate																												24.00%
Nigeria (2023) Revolving Credit Facility | Nigerian MPR | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																												2.50%
Nigeria 2019 Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities																							$ 96,900	₦ 88.3
I-Systems facility
Disclosure of detailed information about borrowings [line items]
Notional amount																																												$ 41,200	R$ 200.0
I-Systems facility, Itau Unibanco S.A.
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 41,200																																				R$ 200.0
Borrowings																									82,400					R$ 400.0
Borrowings, Number of Tranches | tranche							2
I-Systems facility, Tranche I
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities			$ 16,500	R$ 80.0
I-Systems facility, Tranche I | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.45%	2.45%
Calculation period for interest rate basis			252 days	252 days
I-Systems facility, Tranche II
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities	$ 24,700	R$ 120.0
I-Systems facility, Tranche II | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%	2.50%																	2.50%	2.50%
Calculation period for interest rate basis	252 days	252 days
IHS Brasil Facilities
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities										$ 147,100	R$ 713.6
IHS Brasil Facility 1
Disclosure of detailed information about borrowings [line items]
Notional amount																																																			$ 61,800	R$ 300.0
IHS Brasil Facility 2
Disclosure of detailed information about borrowings [line items]
Notional amount																																																	$ 20,600	R$ 100.0
GTS Facility
Disclosure of detailed information about borrowings [line items]
Notional amount																																															$ 102,000	R$ 495.0
IHS Brasil Debentures
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of debentures										$ 247,300	R$ 1,200.0
IHS Brasil Debentures | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis										3.10%	3.10%
Calculation period for interest rate basis										252 days	252 days
IHS South Africa Facility
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 189,000																																						R 3,470.0
Proceeds from borrowings, classified as financing activities														$ 3,800		R 70.0
Borrowings																									189,000							R 3,470.0
IHS Holding Revolving 2020 Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount																																				$ 300,000																				$ 300,000
Borrowings																									0
IHS Kuwait Limited, Bank Borrowings Maturing 2029
Disclosure of detailed information about borrowings [line items]
Notional amount																																																						$ 84,600	د.ك 26.0
Borrowings																									70,900						د.ك 21.8
IHS Kuwait Limited, Bank Borrowings Maturing 2029 | Kuwaiti Dinar
Disclosure of detailed information about borrowings [line items]
Borrowings																									$ 61,354	66,251
IHS Kuwait Limited, Bank Borrowings Maturing 2029 | 3M KIBOR | Kuwaiti Dinar
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																									2.00%				2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
IHS Holding limited, Senior Note Maturing 2026 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate																									5.63%				5.63%	5.63%	5.63%	5.63%	5.63%	5.63%
Borrowings																									$ 498,920	497,861
IHS Holding limited, Senior Note Maturing 2028 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate																									6.25%				6.25%	6.25%	6.25%	6.25%	6.25%	6.25%
Borrowings																									$ 498,635	497,979
IHS (Nigeria) Limited, IHSN NG1, maturing 2023
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities					$ 17,700	₦ 16.1
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Borrowings																										57,448
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Minimum | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Interest rate																									12.50%				12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Maximum | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Interest rate																									18.00%				18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
IHS (Nigeria) Limited, IHSN NG2, maturing 2023
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities					$ 11,000	₦ 10.0
IHS South Africa Overdraft
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 19,100																										R 350.0
Borrowings																									$ 600							R 11.3
CIV (2023) Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings																									0
CIV (2023) Term Loan, CIV Euro tranche
Disclosure of detailed information about borrowings [line items]
Notional amount																									97,100								€ 88.0
CIV (2023) Term Loan, CIV XOF Tranche
Disclosure of detailed information about borrowings [line items]
Notional amount																									18,800									XOF 11.2
IHS Nigeria Letters of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings																									98,900
IHS Nigeria Letters of Credit | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings																									$ 98,918	66,047
IHS Nigeria Letters of Credit | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate																									12.00%				12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria Letters of Credit | Minimum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate																									12.00%				12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria Letters of Credit | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate																									15.55%				15.55%	15.55%	15.55%	15.55%	15.55%	15.55%
IHS Nigeria Letters of Credit | Maximum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate																									15.55%				15.55%	15.55%	15.55%	15.55%	15.55%	15.55%
INT Towers Limited, letter of credit
Disclosure of detailed information about borrowings [line items]
Borrowings																									$ 219,400
INT Towers Limited, letter of credit | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings																									$ 219,418	128,063
INT Towers Limited, letter of credit | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate																									12.00%				12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
INT Towers Limited, letter of credit | Minimum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate																									12.00%				12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
INT Towers Limited, letter of credit | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate																									15.75%				15.75%	15.75%	15.75%	15.75%	15.75%	15.75%
INT Towers Limited, letter of credit | Maximum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate																									15.75%				15.75%	15.75%	15.75%	15.75%	15.75%	15.75%
ITNG Limited, letter of credit
Disclosure of detailed information about borrowings [line items]
Interest rate																									15.49%				15.49%	15.49%	15.49%	15.49%	15.49%	15.49%
Borrowings																									$ 20
ITNG Limited, letter of credit | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate																									15.49%				15.49%	15.49%	15.49%	15.49%	15.49%	15.49%
Borrowings																									$ 23	987
Global Independent Connect Limited, letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings																									$ 1,100
Global Independent Connect Limited, letters of credit | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate																									13.25%				13.25%	13.25%	13.25%	13.25%	13.25%	13.25%
Global Independent Connect Limited, letters of credit | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate																									15.49%				15.49%	15.49%	15.49%	15.49%	15.49%	15.49%
IHS Holding (2022) Bullet Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Notional amount																																										$ 600,000
Increase (decrease) in loan facility									$ (100,000)
Borrowings																									$ 370,000
Undrawn borrowing facilities																									130,000
IHS Holding (2022) Bullet Term Loan Facility | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings																									$ 370,935	368,630
IHS Holding (2022) Bullet Term Loan Facility | CAS + SOFR | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																									3.75%				3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings																										82,928
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | CDI | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																									3.05%				3.05%	3.05%	3.05%	3.05%	3.05%	3.05%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings																									$ 84,305	$ 38,542
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																									2.45%				2.45%	2.45%	2.45%	2.45%	2.45%	2.45%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Maximum | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																									2.50%				2.50%	2.50%	2.50%	2.50%	2.50%	2.50%